SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1998 FOR THE LORD ABBETT SECURITIES TRUST

SUPPLEMENT EFFECTIVE DATE:  JULY 2, 1998

Lord Abbett
Securities Trust-Alpha Series

                             SMALL-CAP EQUITY FANS:
                                     Three
                                  Great Funds
                                      Make
                                   One Great
                                   Investment

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A Tradition of Performance Through Disciplined Investing

Lord Abbett Securities Trust - Alpha Series

Small Company Breakthroughs Can Capture
The World's Imagination

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Over the years, small companies worldwide have developed many of the products and services that trigger quantum leaps forward in our quality of life. Participating in small companies that are industry leaders or offer breakthrough products can be very rewarding for investors.

Now It's Easy To Keep Pace With
Shifts In Small-Cap Markets

One of the frustrations of investing in small caps is that the U.S. growth, U.S. value and international small-cap markets seldom move in the same direction at the same time (please see the accompanying graph for details). As a consequence, many investors chase small-cap returns by investing in the sector with the best recent results. These investors are often disappointed when the sector they choose fails to produce the highest immediate returns. We believe that investing in Lord Abbett Securities Trust - Alpha Series is a smarter way to participate in the small-cap arena.

--------------------------------------------------------------------------------
       Market Realities Demand A Globally Diversified Small-Cap Portfolio


          1         2         3
1986      3.6%      7.4%      62.4%
1987      -10.5%    -7.1%     36.1%
1988      20.4%     29.5%     28.9%
1989      20.2%     12.4%     23.4%
1990      -17.4%    -21.8%    -24.4%
1991      51.2%     41.7%     8.1%
1992      7.8%      29.1%     -14.6%
1993      13.4%     23.9%     32.3%
1994      -2.4%     -1.6%     11.4%
1995      31%       25.8%     4.5%
1996      11.3%     21.4%     4.7%
1997      13%       31.8%     -11.6%

Investors should note that the index returns shown above do not reflect the performance of underlying funds for Lord Abbett Securities Trust - Alpha Series.

----------
(1) Unmanaged Russell 2000 Growth Index; (2) Unmanaged Russell 2000 Value Index;
(3) Unmanaged Salomon Brothers Extended Market Index. An investor cannot invest directly in an index. Source: Lord, Abbett & Co.

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A Tradition of Performance
Through Disciplined Investing

The Vision of Lord Abbett

In an age of consolidation within financial services, Lord, Abbett & Co. continues its long tradition of excellence as an independent partnership. Founded in 1929, money management, built on in-depth proprietary research, is the Firm's only business. Assets under management currently total over $27 billion, consisting of a family of mutual funds and separately managed equity, fixed-income and balanced accounts for corporations, institutions and individuals.

Lord Abbett currently employs a staff of 59 investment professionals, who average 15 years of experience in the business and 6 years of tenure with Lord Abbett. The Firm rounds out its global perspective by maintaining an advisory relationship with Fuji Investment Management Co., of which Lord Abbett is a minority owner.

A Unique "Fund-of-Funds"
Approach To Small Caps

Lord Abbett Securities Trust - Alpha Series is a "fund of funds" that provides you with exposure to three primary small-cap sectors. No one "star" manager is calling the Alpha shots. Instead, three separate and experienced portfolio management teams conduct in-depth fundamental research as a prelude to strict "bottom-up" stock selection from among industry leaders.

   Lord Abbett Developing Growth Fund
               provides U.S. small-cap growth exposure
--------------------------------------------------------------------------------

       Lord Abbett Research Fund - Small-Cap Series
                   provides U.S. small-cap value exposure
--------------------------------------------------------------------------------

           Lord Abbett Securities Trust - International Series
                    provides international small-cap exposure
--------------------------------------------------------------------------------

Your Bottom-Line Benefit
Is Proven Performance

Lord Abbett Securities Trust - Alpha Series covers the small-cap bases through an allocation to three performance-proven Lord Abbett mutual funds. The initial investment allocation of the Alpha Series is approximately 30% of assets invested in Lord Abbett Developing Growth Fund, 30% in Lord Abbett Research Fund
- Small-Cap Series and 40% in Lord Abbett Securities Trust - International
Series.

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For U.S. Small-Cap Growth Exposure:

Lord Abbett Developing Growth Fund invests in stocks of small growing companies, many of which are highly specialized and in niche markets. The Fund's management believes that small developing growth companies may offer better opportunity for long-term appreciation than larger-sized companies.

================================================================================

o SEC Average Annual Total Return:(1)

                   (1 Year)

          (5 Years)

(10 Years)

as of 3/31/98.

o Seeks undervalued stocks

o Focuses on fundamentals, not events

o Bottom-up stock selection

o 30%-40% turnover

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

                            1 Year               5 Years            10 Years
                            ------               -------            --------
Developing
  Growth Fund                50.1%                34.8%               25.6%

Lipper Small-Cap
  Funds Average              43.5%                24.9%               18.3%

Average Annual Total Returns at net asset
value for periods ending 3/31/98.(2)
--------------------------------------------------------------------------------

For U.S. Small-Cap Value Exposure:

Lord Abbett Research Fund - Small-Cap Series invests in stocks of undervalued small companies. The Series' management seeks established companies that boast successful track records, selling at what they believe are "discounted" prices.

================================================================================

o SEC Average Annual Total Return:(1)

                   (1 Year)

                (Since Inception)

as of 3/31/98.


o Looks for low expectation companies, many in a turnaround situation

o Focuses on fundamentals, not events

o Average company has been in business 40 years

o Strong insider ownership

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

                         1 Year             2 Years            Since Inception
                         ------             -------            ---------------
Research Fund
  -Small-Cap Series       43.4%               34.7%                   35.3%

Lipper Small-Cap
  Funds Average           43.5%               22.3%                   23.0%

Average Annual Total Returns at net asset
value for periods ending 3/31/98.(2)
--------------------------------------------------------------------------------

For International
Small-Cap Exposure:

Lord Abbett Securities Trust - International Series invests mainly in stocks of small international companies. Utilizing data from Morningstar, Inc. (an independent mutual fund rating organization), The New York Times recently ranked International Series 1 out of 305 Diversified Foreign Stock Funds for the year ended May 5,1998.

================================================================================

 o SEC Average Annual Total Return:(1)

                   (1 Year)

                (Since Inception)

as of 3/31/98.

o Buys successful companies, not countries

o Focuses on fundamentals, not events

o Examines global trends, identifying developments on an industry-by-industry basis

o Picks the "Best of Breed" to include in the portfolio

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL]

                              1 Year                Since Inception
                              ------                ---------------
Securities Trust
  -International Series        39.4%                    37.0%

Lipper International
  Small-Cap Funds Average      14.4%                    14.5%

Average Annual Total Returns at net asset
value for periods ending 3/31/98.(2)
--------------------------------------------------------------------------------

Please note that the investment return and principal value of an investment in the Alpha Series' underlying funds will fluctuate and that an investor's shares, when redeemed, may be worth more or less than their original cost.

----------
(1) Assumes the maximum 5.75% Class A share sales charge. (2) All fund performance shown is for Class A shares at net asset value, and assumes the reinvestment of all distributions. Past performance is no indication of future results. (3) Returns calculated from 12/31/95. The inception date for Lord Abbett Research Fund - Small-Cap Series is 12/13/95. (4) Returns calculated from 12/31/96. The inception date for Lord Abbett Securities Trust - International Series is 12/13/96.

Ask Your Investment Professional About
Lord Abbett's Alpha Series

Consult an investment professional to determine whether small-cap stocks -- and Lord Abbett Securities Trust Alpha Series -- should play a role in your diversified portfolio. If you give the green light to small-cap investing, remember that Alpha's combination of three proven performers into one convenient, attractively priced fund:

      o provides you with potentially higher returns -- with potentially lower overall volatility -- by diversifying globally among small-cap markets,

      o helps to dampen portfolio risk by spreading investment decisions among three distinct management teams, and

      o eliminates the need to expensively reallocate your assets in the small-cap market.

--------------------------------------------------------------------------------
                                  Alpha Series
                    Minimum Investment: $1,000; $250 for IRAs
--------------------------------------------------------------------------------
                PROPOSED FUND SYMBOLS            CUSIP
--------------------------------------------------------------------------------
CLASS A                  ALFAX                 543915763
CLASS B                  ALFBX                 543915755
CLASS C                  ALFCX                 543915748
--------------------------------------------------------------------------------

                                    Act Now!
                           -------------------------
                             The Alpha Series plans
                           to close to new investors
                             when net assets reach
                                 $500 million.

For complete information about any Lord Abbett mutual fund, such as Lord Abbett Securities Trust - Alpha Series, call your investment professional or Lord Abbett Distributor llc for a prospectus. A prospectus contains more complete information about the Series, including charges and expenses. Investors should read the prospectus carefully before investing.

--------------------------------------------------------------------------------
All performance results shown are based on average total returns based on changes in net asset values and assume the reinvestment of all distributions for the time periods shown, each ended March 31, 1998. Performance for the three component Funds is Class A share performance. Each Fund offers additional classes of shares with different pricing arrangements. Please see the prospectus for complete information about the Fund, including charges and expenses. The SEC-Required Uniformly Computed Average Annual Rates of Return shown for these three component Funds reflect a maximum sales charge of 5.75% imposed on Class A share performance for the periods ended March 31, 1998.

Investments in common stocks are subject to market fluctuations, providing the potential for gain and the risk of loss. Small-cap companies typically have a higher risk of failure and historically have experienced a greater-than-average degree of market volatility. Foreign securities are affected by currency fluctuation and other foreign risk factors, such as the potential for less regulation and liquidity and more volatility than U.S. markets; potentially less publicly available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement and trading practices.

The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, consult the Series' prospectus.

[LOGO OMITTED](R) LORD, ABBETT & CO.
                  Investment Management
A Tradition of Performance Through Disciplined Investing

LORD, ABBETT DISTRIBUTOR LLC
----------------------------
The GM Building
767 Fifth Avenue
New York, NY 10153-0203

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature:                                 800-874-3733
For More Information:                           800-426-1130
Visit Our Web Site:                             http://www.lordabbett.com

                                                           LST-ALPHA6-398 (6/98)

Why Do We Call It "Alpha"?

Financial dictionaries define "alpha" as the difference between a mutual fund's actual returns and its expected performance, given its level of risk relative to its performance benchmark. Technical definitions aside, however, alpha is commonly used to measure a portfolio manager's skill at dampening volatility while achieving attractive returns for shareholders. Lord Abbett named this small-cap fund of funds the Alpha Series because we believe our management teams have the tools and the talent necessary to outdistance their performance benchmarks over

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Stephen J. McGruder

CFA, Senior Portfolio Manager of Lord Abbett Developing Growth Fund, has almost 30 years of investment experience in the small-cap arena. Prior to joining Lord Abbett in 1995, he was Portfolio Manager at Wafra Investment Advisory Group.

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Robert P. Fetch

CFA, Senior Portfolio Manager of Lord Abbett Research Fund - Small-Cap Series, has over 20 years of investment experience, 15 in selecting small-cap stocks on a value-driven basis. Prior to joining Lord Abbett, he was a Managing Director at Prudential Investments and oversaw the Prudential Small Company Fund.

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Chris J. Taylor

Portfolio Manager of Lord Abbett Securities Trust - International Series, has over 15 years of equity investment experience. Chris is Managing Director of Fuji Investment Management Company (Europe) Ltd. (FIMCO), of which Lord Abbett is a minority owner. Prior to joining FIMCO in 1987, Chris was an International Fund Manager and Analyst for Credit Suisse Asset Management International.